Share-Based Compensation	12 Months Ended
Jul. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Compensation

6. Share-Based Compensation

Restricted Stock Units

The Company issues restricted stock unit awards (“RSUs”) to key management and as compensation for services to consultants and others. The RSUs typically vest over a one to three-year period and carry a ten-year term. Each RSU represents the right to receive one share of common stock, issuable at the time the RSU subsequently settles, as set forth in the Restricted Stock Unit Agreement. The Company determines that fair value of those awards at the date of grant, and amortizes those awards as an expense over the vesting period of the award. The shares earned under the grant are usually issued when the award settles at the end of the term.

On October 4, 2018, the Board of Directors appointed Tom Myers as the Company’s Chief Operating Officer. In connection with Mr. Myers appointment, the Board agreed to grant him 500,000 RSUs upon the achievement by the Company of profitability for a fiscal quarter, after which such RSUs shall vest annually over the following three years. In May 2020, the 500,000 RSUs were formally granted to Mr. Myers due to the Company’s profitable April 30, 2020 fiscal quarter.

Of the 2,012,500 RSUs outstanding, we currently expect 500,000 to vest.

During the fiscal year ended July 31, 2020, the Company recognized $70,000 of compensation cost relating to the shares vesting during the period. In addition, the Company accelerated the vesting of 400,000 shares of stock issued to Henry R. Lambert with a remaining value of $162,000 upon his retirement during the period. In total, the Company recognized $232,000 from the vesting of these restricted stock units. For fiscal year ended July 31, 2019 share-based compensation expense for RSUs was $1,062,000, of which $489,000 was due to the accelerated vesting of RSU’s held by Dave Pfanzelter, the former Chairman of our Board. Mr. Pfanzelter retired from our Board in August 2018.

During the fiscal year ended July 31, 2020, 400,000 shares were settled and delivered to Mr. Lambert upon his retirement.

Of the 2,012,500 RSUs outstanding as of July 31, 2020, 1,512,500 RSUs are vested and issuable. These RSUs are issued upon settlement date which is defined as “for each Vested Unit, the earliest of (i) the ten-year anniversary of the Grant Date; (ii) sixty days after the date the Grantee’s Service ceases for any reason and such cessation constitutes a “separation from service” within the meaning of Section 409A of the Code; (iii) the date of Grantee’s death or (iv) the date of a Change in Control that constitutes a “change in control event” within the meaning of Section 409A of the Code”.

As of July 31, 2020, there was $227,000 of unrecognized non-cash compensation cost related to the remaining RSUs we expect to vest, which will be recognized over a weighted average period of 2.75 years.

A summary of our restricted stock unit activity and related data is as follows:

Shares
Outstanding at July 31, 2018	1,525,000
Granted	725,000
Vested	(206,250)
Forfeited	(131,250)
Outstanding at July 31, 2019	1,912,500
Granted	500,000
Vested	(400,000)
Forfeited	—
Outstanding at July 31, 2020	2,012,500

Stock Option Plans

2007 Equity Incentive Plan

In February 2016, we amended and restated our 2007 Equity Incentive Plan, the (“2007 Plan”), to, among other changes, increase the number of shares of common stock issuable under the 2007 Plan by 4,000,000 shares and extend the term of the 2007 Plan until February 4, 2026. The 2007 Plan provides for the grant of incentive and non-qualified stock options, as well as other share-based payment awards, to our employees, directors, consultants and advisors. These awards have up to a 10-year contractual life and are subject to various vesting periods, as determined by the Compensation Committee of the Board of Directors. As of July 31, 2020, there were approximately 33,000 shares available for issuance under the 2007 Plan.

2017 Equity Incentive Plan

Our shareholders approved our 2017 Equity Incentive Plan (the “2017 Plan”) in January 2018, which has a share reserve of 5,000,000 shares of common stock that were registered under a Form S-8 filed with the SEC in February 2018. The 2017 Plan provides for the grant of incentive and non-qualified stock options, as well as other share-based payment awards, to our employees, directors, consultants and advisors. These awards have up to a 10-year contractual life and are subject to various vesting periods, as determined by the Compensation Committee of the Board of Directors. As of July 31, 2020, there were approximately 181,000 shares available for issuance under the 2017 Plan.

Stock Option Activity

During the fiscal year ended July 31, 2020, the Compensation Committee of the Board of Directors authorized the issuance of 2,550,000 stock options to our employees, officers, directors and consultants with a fair value of $946,000 as determined by the Black Scholes option pricing model. The vesting terms of the options vary between one and two years and carry a ten year term.

A summary of our stock option activity for the fiscal years ended July 31, 2020 and 2019 is as follows:

	Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding at July 31, 2018	7,626,093	$1.09	$—
Granted	300,000	$0.52
Exercised	—	$—
Cancelled	(562,968)	$1.47
Outstanding at July 31, 2019	7,363,125	$1.04	$—
Granted	2,550,000	$0.58	4,300
Exercised	(440,000)	$0.82
Cancelled	(40,250)	$11.41
Outstanding at July 31, 2020	9,432,875	$0.88	$5,255,000

	Outstanding			Exercisable
Range of Exercise Prices	Number of Shares Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number of Shares Exercisable	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price
$0.25 to $0.50	1,440,000	9.29	$0.34	541,250	9.19	$0.34
$0.51 to $1.50	7,973,500	4.59	$0.97	6,505,167	3.63	$0.99
$1.51 to $6.72	19,375	0.95	$6.72	19,375	0.95	$6.72
	9,432,875	5.30	$0.88	7,065,792	4.05	$0.96

The weighted average expected term of options outstanding at July 31, 2020 was 5.30 years.

For the fiscal year ended July 31, 2020 share-based compensation expense for stock options vesting during the period was $555,000. For the fiscal year ended July 31, 2019 share-based compensation expense for stock options vesting during the period was $1,387,000, of which $739,000 was due the accelerated vesting of stock options held by Dave Pfanzelter, the former Chairman of our Board. Mr. Pfanzelter retired from our Board in August 2018.

At July 31, 2020, options to purchase 7,065,792 shares of common stock were exercisable. These options had a weighted-average exercise price of $0.88 and a weighted average remaining contractual term of 4.05 years. The weighted average grant date fair value for options granted during the fiscal year ended July 31, 2020 was $0.40. The total unrecognized compensation cost related to unvested stock option grants as of July 31, 2020 was approximately $731,000 and the weighted average period over which these grants are expected to vest is 1.20 years.

During the fiscal year ended July 31, 2020, there was a net exercise on 440,000 stock options which resulted in the issuance of 181,998 shares of our common stock. As these options were net exercised, as permitted under the respective option agreements, we did not receive any cash proceeds.

We use the Black-Scholes valuation model to calculate the fair value of stock options. Share-based compensation expense is recognized over the vesting period using the straight-line method. The fair value of stock options was estimated at the grant date using the following weighted average assumptions:

	For the years ended July 31,
	2020	2019
Volatility	83.15%	75.67%
Risk-free interest rate	0.89%	2.63%
Dividend yield	0.0%	0.0%
Expected life	5.45 years	4.80 years

Volatility is the measure by which our stock price is expected to fluctuate during the expected term of an option. Volatility is derived from the historical daily change in the market price of our common stock, as we believe that historical volatility is the best indicator of future volatility.

The risk-free interest rates used in the Black-Scholes calculations are based on the prevailing U.S. Treasury yield as determined by the U.S. Federal Reserve.

We have never paid dividends on our common stock and do not anticipate paying dividends on our common stock in the foreseeable future. Accordingly, we have assumed no dividend yield for purposes of estimating the fair value of our share-based compensation.

The weighted average expected life of options was estimated using the average of the contractual term and the weighted average vesting term of the options. Certain options granted to consultants are subject to variable accounting treatment and are required to be revalued until vested.